CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 CLP ($)
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	$ 759,665
Cash flow	(330,645)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement	13,527
Fair value changes
Balance as of end	442,547
Other liabilities [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement
Fair value changes
Balance as of end
Paid dividend [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning
Cash flow	(330,645)
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement
Fair value changes
Balance as of end	(330,645)
Subordinated bonds [Member]
Reconciliation of liabilities that arise from financing activities [Roll Forward]
Balance as of beginning	759,665
Changes not related to cash flows
Adquisition
Foreign currency exchange
Price level restatement	13,527
Fair value changes
Balance as of end	$ 773,192